Property and equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property and equipment consists of:
Property and equipment consists of a used truck with a cost	$ 11,100
Depreciated years	2
Property and equipment consists of drill with a cost	38,077
Depreciated years.	10
Total cost of the assets	49,177
Accumulated Depreciation	10,824
Depreciation expense during the years ended	$ 7,972	$ 2,852